(LOSS) INCOME PER SHARE	6 Months Ended
Jun. 30, 2025
(Loss) Income per share – Basic and Diluted*
(LOSS) INCOME PER SHARE

4. (LOSS) INCOME PER SHARE

Basic (loss) income per share is computed by dividing (loss) income available to common shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted (loss) income per share reflects the potential dilution that could occur, if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, or resulted in the issuance of ordinary shares that shared in the earnings of the entity.

Components of basic and diluted earnings per share were as follows for the six months ended June 30, 2025 and 2024:

	Six Months Ended June 30, 2025*	Six Months Ended June 30, 2024*
	(Unaudited)	(Unaudited)
Numerator:
Net (loss) income attributable to the Company	$(4,679,549)	$588,744
Denominator:
Weighted average outstanding ordinary shares-Basic*	715,992	175,944
-dilutive effect of convertible note	-	2,825
Weighted average outstanding ordinary shares- Diluted*	715,992	178,769
Earnings (loss) per share attributable to the Company*
Basic	$(6.54)	$3.35
Diluted	$(6.54)	$3.29

*	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.

For the six-month period ended June 30, 2024, there were 2,825 incremental shares included in the diluted earnings per shares calculation. These incremental shares were added to denominator for the period that the convertible note (Note 13) were outstanding due to the fact that the average market price of the Company’s ordinary shares in the period exceeded the exercise price of the convertible note. The EPS calculation excluded the if-converted shares from the stock options and warrants, based on the Company’s stock prices, which were significantly below the stated exercise price of the stock options and warrants. For the six-month period ended June 30, 2025, convertible notes were not included in the computation of dilutive weighted-average shares outstanding for six months ended June 30, 2025, because the effect would be anti-dilutive.

There were -0- stock options for employees, -0- options and 1,200 warrants for nonemployees outstanding that were not included in the computation of dilutive weighted-average shares outstanding for the six months ended June 30, 2024, because the effect would be anti-dilutive.

There were -0- stock options for employees, -0- options and -0- warrants for nonemployees outstanding for the six months ended June 30, 2025.